Share based compensation reserve - Valuation Assumptions (Details) - Restricted shares	3 Months Ended
Mar. 31, 2021 $ / shares
January 1, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date price	$ 16.72
Exercise price	$ 0
Expected volatility of the share price	22.70%
Dividend yield expected	0.00%
Risk free rate	2.55%
Employee exit rate	14.00%
EBITDA Performance Target Conditions	35.00%
January 1, 2018 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of restricted share	1 year 6 months
January 1, 2018 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of restricted share	4 years
January 1, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date price	$ 20.15
Exercise price	$ 0
Expected life of restricted share	4 years
Expected volatility of the share price	24.00%
Dividend yield expected	0.00%
Risk free rate	1.33%
Employee exit rate	14.00%
EBITDA Performance Target Conditions	35.00%
January 1, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date price	$ 22.37
Exercise price	$ 0
Expected life of restricted share	4 years
Expected volatility of the share price	24.40%
Dividend yield expected	0.00%
Risk free rate	1.70%
Employee exit rate	27.30%
EBITDA Performance Target Conditions	35.00%